Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 16, 2024 USD ($) $ / shares shares	Jan. 16, 2024 CNY (¥) shares	Dec. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023
Ordinary shares
Ordinary shares, shares authorized						500,000,000,000		500,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0000001		$ 0.0000001
Ordinary shares, shares issued						5,682,357,714		5,658,952,794
Ordinary shares, shares outstanding						5,563,528,436		5,601,860,619
Share repurchase program, authorized, amount | $							$ 50,000
ADS
Ordinary shares
Share repurchase program, authorized, amount | $									$ 50,000
Stock repurchased during period, shares				3,395,122	1,631,205
Aggregate consideration of share repurchased | ¥				¥ 81,759	¥ 40,758
Class A Ordinary Shares
Ordinary shares
Number of underlying shares represented by one ADS						35		35		35
IPO | ADS
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0000001
Shares issued			4,000,000
Net proceeds | $			$ 62,000
IPO | Class A Ordinary Shares
Ordinary shares
Shares issued			140,000,000
Number of underlying shares represented by one ADS			35
Overallotment | ADS
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0000001
Shares issued	455,000	455,000
Net proceeds	$ 6,559	¥ 455,000
Overallotment | Class A Ordinary Shares
Ordinary shares
Shares issued	15,925,000	15,925,000
Number of underlying shares represented by one ADS	35
Previously reported
Ordinary shares
Ordinary shares, shares outstanding								5,658,952,794